UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -------------

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ---------------------------------
          Chicago, IL 60606
          ---------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

     /s/Anthony Nanni            Chicago, IL            July 24, 2008
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[X]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     72
                                            ---------------------
Form 13F Information Table Value Total:     $678,212
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     Form 13F File Number     Name

     1       28-04975                 Affiliated Managers Group, Inc.
     ----    ---------------          --------------------------------
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
                                                                FORM 13F INFORMATION TABLE
      ITEM 1                  ITEM 2     ITEM 3        ITEM 4          ITEM 5           ITEM 6         ITEM 7       ITEM 8
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                                                                                                                VOTING AUTHORITY

NAME OF                       TITLE OF                 VALUE      SHARES/   SH/  PUT/  INVESTMENT     OTHER
ISSUER                        CLASS      CUSIP        (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MANAGERS SOLE  SHARED     NONE
ADC Telecommunications, Inc.  COM NEW    000886309     6,722       455,080             Share-Defined     1           450,500   4,580
ATC Technology Corporation      COM      00211W104     5,299       227,600             Share-Defined     1           225,400   2,200
Aaron Rents, Inc.               COM      002535201     9,564       428,310             Share-Defined     1           424,100   4,210
Acco Brands Corporation         COM      00081T108     9,049       805,790             Share-Defined     1           797,800   7,990
Alliance Imaging, Inc.        COM NEW    018606202    11,997     1,383,680             Share-Defined     1         1,369,800  13,880
Altra Holdings, Inc.            COM      02208R106     5,301       315,370             Share-Defined     1           312,300   3,070
Arris Group, Inc.               COM      04269Q100     8,071       955,120             Share-Defined     1           945,100  10,020
ArvinMeritor, Inc.              COM      043353101     7,314       586,029             Share-Defined     1           580,219   5,810
Aspen Insurance Holdings
Limited                         SHS      G05384105     9,303       393,040             Share-Defined     1           389,100   3,940
B&G Foods, Inc.                 CLA      05508R106     8,110       868,350             Share-Defined     1           859,700   8,650
Benchmark Electronics, Inc.     COM      08160H101    10,421       637,775             Share-Defined     1           630,900   6,875
Big 5 Sporting Goods
Corporation                     COM      08915P101     6,765       893,620             Share-Defined     1           885,000   8,620
Brady Corporation               CLA      104674106    11,914       345,040             Share-Defined     1           341,400   3,640
Brocade Communications
Systems                       COM NEW    111621306     9,534     1,157,031             Share-Defined     1         1,145,681  11,350
CAI International, Inc.         COM      12477X106    10,694       614,590             Share-Defined     1           608,300   6,290
CBIZ, Inc.                      COM      124805102    16,155     2,032,050             Share-Defined     1         2,012,900  19,150
Carlisle Companies Incorporated COM      142339100    10,883       375,290             Share-Defined     1           371,700   3,590
Chemed Corporation              COM      16359R103    10,439       285,140             Share-Defined     1           282,300   2,840
Cincinnati Bell Inc.            COM      171871106    15,098     3,793,516             Share-Defined     1         3,755,486  38,030
Comfort Systems USA, Inc.       COM      199908104     5,783       430,280             Share-Defined     1           426,000   4,280
Con-way Inc.                    COM      205944101     6,144       130,000             Share-Defined     1           128,800   1,200
Consolidated Graphics Inc.      COM      209341106    13,640       276,840             Share-Defined     1           274,160   2,680
Cowen Group, Inc.               COM      223621103     5,443       705,062             Share-Defined     1           699,722   5,340
Crane Co.                       COM      224399105    10,472       271,800             Share-Defined     1           271,800       0
Cytec Industries Inc.           COM      232820100    19,058       349,300             Share-Defined     1           349,300       0
Dana Holding Corporation        COM      235825205     3,521       658,180             Share-Defined     1           651,600   6,580
Delphi Financial Group, Inc.    CLA      247131105    11,813       510,487             Share-Defined     1           505,277   5,210
Drew Industries Incorporated  COM NEW    26168L205     4,067       254,960             Share-Defined     1           252,500   2,460

                                                                FORM 13F INFORMATION TABLE
      ITEM 1                  ITEM 2     ITEM 3        ITEM 4          ITEM 5           ITEM 6         ITEM 7       ITEM 8
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                                                                                                                VOTING AUTHORITY

NAME OF                       TITLE OF                 VALUE      SHARES/   SH/  PUT/  INVESTMENT     OTHER
ISSUER                        CLASS      CUSIP        (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MANAGERS SOLE  SHARED     NONE

Electronics For Imaging, Inc.   COM      286082102    12,112       829,604             Share-Defined     1          821,604    8,000
Fairchild Semiconductor Int'l.  COM      303726103     7,418       632,390             Share-Defined     1          626,250    6,140
Financial Federal Corporation   COM      317492106     9,441       429,910             Share-Defined     1          425,300    4,610
Five Star Quality Care, Inc.    COM      33832D106     6,539     1,382,358             Share-Defined     1        1,368,808   13,550
Gentiva Health Services, Inc.   COM      37247A102     9,074       476,303             Share-Defined     1          471,567    4,736
Harris Stratex Networks, Inc.   CLA      41457P106     5,601       590,185             Share-Defined     1          584,475    5,710
Heidrick & Struggles Int'l.,
Inc.                            COM      422819102    11,478       415,280             Share-Defined     1          410,900    4,380
Herman Miller, Inc.             COM      600544100    11,318       454,710             Share-Defined     1          450,000    4,710
Jo-Ann Stores, Inc.             COM      47758P307    12,032       522,434             Share-Defined     1          517,250    5,184
Jos. A. Bank Clothiers, Inc.    COM      480838101    21,580       806,740             Share-Defined     1          798,520    8,220
Key Energy Services, Inc.       COM      492914106    15,595       803,020             Share-Defined     1          794,100    8,920
MarineMax, Inc.                 COM      567908108     4,512       629,340             Share-Defined     1          623,000    6,340
Mattson Technology, Inc.        COM      577223100     3,829       804,420             Share-Defined     1          796,200    8,220
McCormick & Schmick's Seafood   COM      579793100     7,657       794,280             Share-Defined     1          786,600    7,680
McGrath Rentcorp                COM      580589109     2,508       102,010             Share-Defined     1          101,300      710
NCI Building Systems, Inc.      COM      628852105    15,041       409,500             Share-Defined     1          405,400    4,100
ON Semiconductor Corporation    COM      682189105    13,467     1,468,619             Share-Defined     1        1,454,149   14,470
Penson Worldwide, Inc.          COM      709600100     6,909       578,200             Share-Defined     1          572,500    5,700
Perot Systems Corp.             CLA      714265105    12,690       845,440             Share-Defined     1          837,120    8,320
Polycom, Inc.                   COM      73172K104     6,030       247,532             Share-Defined     1          245,050    2,482
Prosperity Bancshares, Inc.     COM      743606105    10,225       382,530             Share-Defined     1          378,800    3,730
RAM Holdings, Ltd.              SHS      G7368R104     1,101     1,100,820             Share-Defined     1        1,091,900    8,920
Reinsurance Group Of America,
Inc.                            COM      759351109    18,931       435,000             Share-Defined     1          430,390    4,610
Rudolph Technologies, Inc.      COM      781270103     3,588       465,920             Share-Defined     1          460,700    5,220
Ryder System, Inc.              COM      783549108     5,557        80,670             Share-Defined     1           79,900      770
SMART Modular Technologies    ORD SHS    G82245104     5,472     1,428,844             Share-Defined     1        1,414,254   14,590
SeaBright Insurance Holdings    COM      811656107    13,749       949,546             Share-Defined     1          940,026    9,520
SkyWest, Inc.                   COM      830879102     3,956       312,720             Share-Defined     1          309,900    2,820
Spherion Corporation            COM      848420105     8,193     1,773,420             Share-Defined     1        1,755,700   17,720

                                                                FORM 13F INFORMATION TABLE
      ITEM 1                  ITEM 2     ITEM 3        ITEM 4          ITEM 5           ITEM 6         ITEM 7       ITEM 8
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                                                                                                                VOTING AUTHORITY

NAME OF                       TITLE OF                 VALUE      SHARES/   SH/  PUT/  INVESTMENT     OTHER
ISSUER                        CLASS      CUSIP        (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MANAGERS SOLE  SHARED     NONE

Super Micro Computer, Inc.      COM      86800U104     5,833       790,380             Share-Defined     1          782,700    7,680
Syniverse Holdings, Inc.        COM      87163F106    11,572       714,320             Share-Defined     1          707,300    7,020
Synnex Corporation              COM      87162W100    12,626       503,240             Share-Defined     1          498,200    5,040
TNS, Inc.                       COM      872960109    14,202       592,720             Share-Defined     1          586,800    5,920
TTM Technologies, Inc.          COM      87305R109    11,102       840,400             Share-Defined     1          840,400        0
The Dress Barn, Inc.            COM      261570105     9,416       703,720             Share-Defined     1          696,700    7,020
The Hanover Insurance Group,
Inc.                            COM      410867105    18,248       429,370             Share-Defined     1          425,200    4,170
The Toro Company                COM      891092108    11,023       331,320             Share-Defined     1          327,800    3,520
TradeStation Group, Inc.        COM      89267P105     9,781       963,690             Share-Defined     1          954,500    9,190
Triumph Group, Inc.             COM      896818101     6,712       142,500             Share-Defined     1          142,500        0
United PanAm Financial Corp.    COM      911301109       951       422,510             Share-Defined     1          418,910    3,600
Virtusa Corportation            COM      92827P102     5,339       527,013             Share-Defined     1          521,910    5,103
Zep Inc.                        COM      98944B108     3,145       211,390             Share-Defined     1          209,300    2,090
iStar Financial Inc.            COM      45031U101     9,817       743,130             Share-Defined     1          735,800    7,330
inVentiv Health, Inc.           COM      46122E105    20,268       729,340             Share-Defined     1          722,000    7,340
TOTAL                                                678,212